Share Capital and Other Equity Instruments - Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions						1 Months Ended			3 Months Ended	6 Months Ended
	Jan. 29, 2020 CAD ($) shares	May 21, 2019 CAD ($) $ / shares shares	Apr. 23, 2019 CAD ($) Private_Placement $ / shares shares	Feb. 27, 2019 CAD ($) shares	Jan. 29, 2019 CAD ($) shares	Apr. 30, 2019 CAD ($)	Nov. 30, 2018 CAD ($) $ / shares shares	Nov. 30, 2018 USD ($) shares	Mar. 31, 2020 CAD ($)	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	Dec. 31, 2019 CAD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Issued to acquire assets, Number | shares	96,833				4,420					96,833	4,420
Carrying value liabilities	$ 1,319
Shares issued in payment to suppliers	$ 1,240			$ 545							$ 545
Gain (loss) on extinguishment of liabilities				$ (80)					$ 79
Proceeds from issue of common shares		$ 39,434
Number of shares issued | shares		2,592,628
Share issue transaction costs		$ 271
Net proceeds from issue of common shares		$ 39,163
Shares issued in settlement of license acquisition payment obligation | shares	96,833				4,420					96,833	4,420
Share capital recorded from stock issuance under license acquisition payment					$ 1,326					$ 1,240	$ 1,326
Shares issued in payment to suppliers, Number | shares				1,472							1,472
Carrying value accounts payable to suppliers				$ 465
Shares issued in payment to suppliers	$ 1,240			$ 545							$ 545
Share purchase loan outstanding						$ 400
Amount held in escrow used for payment on loan extinguishment						$ 137
Shares issued pursuant to debt restructuring, Number | shares			15,050,312								15,050,312
Shares issued, at fair value | $ / shares			$ 15.21
Shares issued pursuant to debt restructuring			$ 228,915								$ 228,915
Adjustment to carrying value of loan			141,536							$ 8,785		$ 8,834
Debt to equity conversion			(87,379)
Par value per share | $ / shares		$ 15.21
Rights offering additional shares offered | shares		20
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of common shares			$ 75,000
Number of shares issued | shares			4,931,161
Share issue transaction costs			$ 4,802
Net proceeds from issue of common shares			$ 70,197
Number of private placements closed | Private_Placement			2
Par value per share | $ / shares			$ 15.21
At-the-Market” (“ATM”) Equity Distribution Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of common shares							$ 4,214
Number of shares issued | shares							12,865	12,865
Average price per share | $ / shares							$ 327.55
Share issue transaction costs							$ 248
Net proceeds from issue of common shares							$ 3,966
Top of Range | At-the-Market” (“ATM”) Equity Distribution Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of common shares								$ 31